Particulars of Principal Subsidiaries and Equity Investees	12 Months Ended
Dec. 31, 2017
Particulars of Principal Subsidiaries and Equity Investees
Particulars of Principal Subsidiaries and Equity Investees

2. Particulars of Principal Subsidiaries and Equity Investees

		Equity interest attributable to the Group
		As at December 31,
	Place of establishment and operations
Name		2017	2016	Principal activities
Subsidiaries
Hutchison MediPharma Limited ("HMPL")	PRC	99.75%	99.75%	Research and development of pharmaceutical products
Hutchison Whampoa Sinopharm Pharmaceuticals (Shanghai) Company Limited ("Hutchison Sinopharm")	PRC	51%	51%	Provision of sales, distribution and marketing services to pharmaceutical manufacturers
Hutchison Hain Organic (Hong Kong) Limited ("HHOL") (note (a))	Hong Kong	50%	50%	Wholesale and trading of healthcare and consumer products
Hutchison Hain Organic (Guangzhou) Limited ("HHOGZL") (note (a))	PRC	50%	50%	Wholesale and trading of healthcare and consumer products
Hutchison Healthcare Limited ("HHL")	PRC	100%	100%	Manufacture and distribution of healthcare products
Hutchison Consumer Products Limited	Hong Kong	100%	100%	Wholesale and trading of healthcare and consumer products
Equity investees
Shanghai Hutchison Pharmaceuticals Limited ("SHPL")	PRC	50%	50%	Manufacture and distribution of prescription drug products
Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS") (note (b))	PRC	40%	40%	Manufacture and distribution of over-the-counter drug products
Nutrition Science Partners Limited ("NSPL") (note (c))	Hong Kong	49.88%	49.88%	Research and development of pharmaceutical products

Notes:

(a)

HHOL and HHOGZL are regarded as subsidiaries of the Company, as while both shareholders of these subsidiaries have equal representation at their respective boards, in the event of a deadlock, the Group has a casting vote and is therefore able to unilaterally control the financial and operating policies of HHOL and HHOGZL.

(b)	The 50% equity interest in HBYS is held by an 80% owned subsidiary of the Group. The effective equity interest of the Group in HBYS is therefore 40% for the years presented.
(c)	The 50% equity interest in NSPL is held by a 99.75% owned subsidiary of the Group. The effective equity interest of the Group in NSPL is therefore 49.88% for the years presented.